Pensions and Other Postretirement Benefits (Fair Values of the Company's Pension Plan Assets by Asset Category) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Total	$ 4,750		$ 4,382
Equity Securities | U.S. | US Large Cap
Fair values of pension plan assets	173		342
Equity Securities | U.S. | US Small Cap
Fair values of pension plan assets	146		205
Equity Securities | U.S. | Treasury Stock
Fair values of pension plan assets	244		151
Equity Securities | Non-U.S. | Developed Markets
Fair values of pension plan assets	578	[1]	640	[1]
Debt Securities | Cash and cash equivalents
Fair values of pension plan assets	499		270
Debt Securities | Corporate | Developed Markets
Fair values of pension plan assets	185	[1],[2]	338	[1],[2]
Debt Securities | Corporate | United States
Fair values of pension plan assets	998	[2],[3]	740	[2],[3]
Debt Securities | Diversified
Fair values of pension plan assets	639	[4]	339	[2],[4]
Debt Securities | Government | Developed Markets
Fair values of pension plan assets	301		267
Debt Securities | Government | United States
Fair values of pension plan assets	265	[3]	510	[3]
Debt Securities | Other
Fair values of pension plan assets	182	[5]	221	[6]
Real Estate And Other
Fair values of pension plan assets	540		359
Level 1
Total	441	[7]	719	[8]
Level 1 | Equity Securities | U.S. | US Large Cap
Fair values of pension plan assets	1	[7]	0	[8]
Level 1 | Equity Securities | U.S. | US Small Cap
Fair values of pension plan assets	0	[7]	125	[8]
Level 1 | Equity Securities | U.S. | Treasury Stock
Fair values of pension plan assets	244	[7]	151	[8]
Level 1 | Equity Securities | Non-U.S. | Developed Markets
Fair values of pension plan assets	0	[1],[7]	0	[1],[8]
Level 1 | Debt Securities | Cash and cash equivalents
Fair values of pension plan assets	0	[7]	0	[8]
Level 1 | Debt Securities | Corporate | Developed Markets
Fair values of pension plan assets	0	[1],[2],[7]	0	[1],[2],[8]
Level 1 | Debt Securities | Corporate | United States
Fair values of pension plan assets	0	[2],[3],[7]	0	[2],[3],[8]
Level 1 | Debt Securities | Diversified
Fair values of pension plan assets	0	[4],[7]
Level 1 | Debt Securities | Government | Developed Markets
Fair values of pension plan assets	0	[7]	0	[8]
Level 1 | Debt Securities | Government | United States
Fair values of pension plan assets	196	[3],[7]	397	[3],[8]
Level 1 | Debt Securities | Other
Fair values of pension plan assets	0	[5],[7]	5	[6],[8]
Level 1 | Real Estate And Other
Fair values of pension plan assets	0	[7]	41	[8]
Level 2
Total	3,790	[7]	3,322	[8]
Level 2 | Equity Securities | U.S. | US Large Cap
Fair values of pension plan assets	172	[7]	342	[8]
Level 2 | Equity Securities | U.S. | US Small Cap
Fair values of pension plan assets	146	[7]	80	[8]
Level 2 | Equity Securities | U.S. | Treasury Stock
Fair values of pension plan assets	0	[7]
Level 2 | Equity Securities | Non-U.S. | Developed Markets
Fair values of pension plan assets	578	[1],[7]	640	[1],[8]
Level 2 | Debt Securities | Cash and cash equivalents
Fair values of pension plan assets	499		270
Level 2 | Debt Securities | Corporate | Developed Markets
Fair values of pension plan assets	185	[1],[2],[7]	338	[1],[2],[8]
Level 2 | Debt Securities | Corporate | United States
Fair values of pension plan assets	922	[2],[3],[7]	672	[2],[3],[8]
Level 2 | Debt Securities | Diversified
Fair values of pension plan assets	635	[4],[7]	339	[4],[8]
Level 2 | Debt Securities | Government | Developed Markets
Fair values of pension plan assets	301	[7]	267	[8]
Level 2 | Debt Securities | Government | United States
Fair values of pension plan assets	69	[3],[7]	113	[3],[7]
Level 2 | Debt Securities | Other
Fair values of pension plan assets	155	[5],[7]	188	[6],[8]
Level 2 | Real Estate And Other
Fair values of pension plan assets	128	[7]	73	[8]
Level 3
Fair values of pension plan assets	519		341		178
Total	519	[7]	341	[8]
Level 3 | Equity Securities | U.S. | US Large Cap
Fair values of pension plan assets	0	[7]
Level 3 | Equity Securities | U.S. | US Small Cap
Fair values of pension plan assets	0	[7]
Level 3 | Equity Securities | U.S. | Treasury Stock
Fair values of pension plan assets	0	[7]
Level 3 | Equity Securities | Non-U.S. | Developed Markets
Fair values of pension plan assets	0	[1],[7]
Level 3 | Debt Securities | Cash and cash equivalents
Fair values of pension plan assets	0	[7]
Level 3 | Debt Securities | Corporate | Developed Markets
Fair values of pension plan assets	0	[1],[2],[7]
Level 3 | Debt Securities | Corporate | United States
Fair values of pension plan assets	76		68
Level 3 | Debt Securities | Diversified
Fair values of pension plan assets	4
Level 3 | Debt Securities | Government | Developed Markets
Fair values of pension plan assets	0	[7]
Level 3 | Debt Securities | Government | United States
Fair values of pension plan assets	0	[3],[7]
Level 3 | Debt Securities | Other
Fair values of pension plan assets	27	[5],[7]	28	[6],[8]
Level 3 | Real Estate And Other
Fair values of pension plan assets	$ 412	[7]	$ 245	[8]

[1]	These amounts represent holdings in investment grade debt or equity securities of issuers in both developed markets and emerging economies.
[2]	This category represents investment grade debt securities from a diverse set of industry issuers.
[3]	These investments are primarily long duration fixed income securities.
[4]	This category represents commingled funds invested in diverse portfolios of debt securities.
[5]	This category includes mortgage-backed and asset backed debt securities, municipal bonds and other debt securities including derivatives.
[6]	This category includes mortgage-backed and asset backed debt securities, municipal bonds and other debt securities.
[7]	These levels refer to the accounting guidance on fair value measurement described in Note 9, “Fair Value Measurement.”
[8]	hese levels refer to the accounting guidance on fair value measurement described in Note 9, “Fair Value Measurement.”